Income taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income taxes
Schedule of Income (loss) before income taxes
Income (loss) before income taxes consist of:

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
PRC	143,570,454	710,575,006	(15,493,030)
Foreign	(106,980,746)	(307,145,767)	(589,628,029)

Total	36,589,708	403,429,239	(605,121,059)

Schedule of reconciliation of total tax expenses
The Group did not incur any current or deferred component of income tax expenses for the years ended December 31, 2019, 2020 and 2021. The reconciliation of total tax expenses computed by applying the respective statutory income tax rate to pre-tax
income is as follows:

	Years ended December 31,
	2019	2020	2021
PRC income tax rate	25.00%	25.00%	25.00%
Expenses not deductible for tax purposes	157.72%	26.87%	(4.00%)
Super deduction on research and development expenses	(145.44)%	(8.37)%	3.96%
Effect of expired tax loss	—	—	(0.40%)
Effect of change in income tax rate	(555.07)%	—	—
Effect of tax holiday	—	(36.13%)	47.40%
Effect of tax rate in different tax jurisdiction	4.82%	14.16%	(6.07%)
Change in valuation allowance	512.97%	(21.53)%	(65.89%)

Total	0.00%	0.00%	0.00%

Schedule of aggregate amount and per share effect of the tax holiday
The aggregate amount and per share effect of the tax holiday are as follows:

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
The aggregate dollar effect	—	145,777,478	286,804,076
Per share effect—basic and diluted	—	4.56	8.81

Schedule of deferred tax assets
Deferred tax assets are as follows:

	Years ended December 31,
	2020	2021
	RMB	RMB
Deferred tax assets
Tax loss carried forward	581,481,841	1,003,286,365
Deductible temporary differences	62,849,372	37,326,947
Tax basis difference upon the restructuring in 2016	55,895,669	44,899,742
Allowance for credit loss	6,251,724	6,711,512

Total deferred tax assets	706,478,606	1,092,224,566
Less: valuation allowance	(706,478,606)	(1,092,224,566)

Net deferred tax assets	—	—

Schedule of movement of deferred tax valuation allowance
The movement of deferred tax valuation allowance is as follows:

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Balance at beginning of the year	606,708,962	795,745,498	706,478,606
Increase	408,704,189	72,777,388	433,166,584
Decrease	(219,667,653)	(162,044,280)	(47,420,624)

Balance at end of the year	795,745,498	706,478,606	1,092,224,566